Document And Entity Information	Dec. 04, 2025
Document Type	8-K
Document Period End Date	Dec. 04, 2025
Entity Registrant Name	Reading International, Inc.
Entity Incorporation, State or Country Code	NV
Entity File Number	1-8625
Entity Tax Identification Number	95-3885184
Entity Address, Address Line One	189 Second Avenue
Entity Address, Address Line Two	Suite 2S
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10003
City Area Code	213
Local Phone Number	235-2240
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000716634
Amendment Flag	false
Class A Common Stock [Member]
Title of 12(b) Security	Class A Common Stock, $0.01 par value
Trading Symbol	RDI
Security Exchange Name	NASDAQ
Class B Common Stock [Member]
Title of 12(b) Security	Class B Common Stock, $0.01 par value
Trading Symbol	RDIB
Security Exchange Name	NASDAQ